UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04448

UBS Master Series, Inc.
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1.  Schedule of Investments

UBS Money Market Fund

Schedule of investments – November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—17.57%
Federal Farm Credit Bank
0.180%, due 10/12/12[1]	250,000	249,605
Federal Home Loan Bank
0.040%, due 01/11/12[1]	250,000	249,989
Federal Home Loan Mortgage Corp.*
0.080%, due 12/28/11[1]	250,000	249,985
0.070%, due 02/10/12[1]	250,000	249,965
0.090%, due 03/20/12[1]	250,000	249,931
Federal National Mortgage Association*
0.060%, due 02/01/12[1]	250,000	249,974
0.090%, due 03/21/12[1]	250,000	249,931
US Treasury Notes
4.750%, due 01/31/12	250,000	251,853
0.875%, due 02/29/12	250,000	250,316
4.500%, due 03/31/12	150,000	152,066
0.750%, due 05/31/12	100,000	100,256
Total US government and agency obligations (cost—$2,503,871)		2,503,871

Certificates of deposit—1.75%
Banking-non-US—1.75%
Sumitomo Mitsui Banking Corp.
0.150%, due 12/07/11 (cost—$250,000)	250,000	250,000

Commercial paper[1]—29.81%
Asset backed-miscellaneous—12.28%
Fairway Finance Co. LLC
0.220%, due 01/18/12	250,000	249,927
Jupiter Securitization Co. LLC
0.170%, due 12/13/11	250,000	249,986
Regency Markets No.1 LLC
0.240%, due 12/15/11	250,000	249,977
Salisbury Receivables Co. LLC
0.220%, due 12/14/11	250,000	249,980
Sheffield Receivables Corp.
0.190%, due 12/16/11	250,000	249,980
Variable Funding Capital Corp.
0.250%, due 01/17/12	250,000	249,918
Windmill Funding Corp.
0.250%, due 12/01/11	250,000	250,000
		1,749,768
Banking-non-US—1.75%
Credit Suisse
0.320%, due 12/01/11	250,000	250,000

Banking-US—14.03%
Barclays US Funding Corp.
0.120%, due 12/01/11	250,000	250,000
BNP Paribas Finance
0.140%, due 12/01/11	250,000	250,000
Deutsche Bank Financial LLC
0.200%, due 12/08/11	250,000	249,990

UBS Money Market Fund

Schedule of investments – November 30, 2011 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Banking-US—(concluded)
ING (US) Funding LLC
0.250%, due 12/27/11	250,000	249,955
Natixis US Finance Co. LLC
0.180%, due 12/01/11	250,000	250,000
Societe Generale N.A., Inc.
0.220%, due 12/01/11	250,000	250,000
State Street Corp.
0.200%, due 01/11/12	250,000	249,943
Toronto-Dominion Holdings USA, Inc.
0.130%, due 12/16/11	250,000	249,987
		1,999,875
Finance-noncaptive diversified—1.75%
General Electric Capital Corp.
0.110%, due 12/19/11	250,000	249,986
Total commercial paper (cost—$4,249,629)		4,249,629

Repurchase agreements—51.07%
Repurchase agreement dated 11/30/11 with Barclays Capital, Inc., 0.110% due 12/01/11, collateralized by $845,000 Federal Home Loan Mortgage Corp. obligations, 4.875% due 11/15/13 and $2,090,361 Federal National Mortgage Association obligations, 4.875% due 05/18/12; (value—$3,060,001); proceeds: $3,000,009	3,000,000	3,000,000
Repurchase agreement dated 11/30/11 with Deutsche Bank Securities, Inc., 0.110% due 12/01/11, collateralized by $4,045,000 Federal Home Loan Bank obligations, 2.000% due 12/09/14; (value—$4,084,924); proceeds: $4,000,012	4,000,000	4,000,000
Repurchase agreement dated 11/30/11 with State Street Bank & Trust Co., 0.010% due 12/01/11, collateralized by $215,680 US Treasury Bonds, 4.625% due 02/15/40; (value—$285,171); proceeds: $279,000	279,000	279,000
Total repurchase agreements (cost—$7,279,000)		7,279,000
Total investments (cost—$14,282,500 which approximates cost for federal income tax purposes)[2]— 100.20%		14,282,500
Liabilities in excess of other assets—(0.20)%		(28,298)
Net assets (applicable to 10,662,045; 10,794 and 3,579,196 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		14,254,202

*

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.
2

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Money Market Fund

Schedule of investments – November 30, 2011 (unaudited)

US generally accepted accounting principles (“GAAP”) require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	2,503,871	—	2,503,871
Certificates of deposit	—	250,000	—	250,000
Commercial paper	—	4,249,629	—	4,249,629
Repurchase agreements	—	7,279,000	—	7,279,000
Total	—	14,282,500	—	14,282,500

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	96.4
Japan	1.8
Switzerland	1.8
Total	100.0

Weighted average maturity — 24 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2011.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 30, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 30, 2012